Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2015
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000844779
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2016
Prospectus Date	rr_ProspectusDate	Mar. 25, 2016